Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Lease equipment returned	$ 67,336
Loss on disposition	(5,902)	$ (10,337)
Depreciation and amortization	1,071	932	$ 4,238	$ 0
Depreciation and amortization expense from discontinued operations	$ 4,294	$ 9,406	$ 55,280	$ 19,744